Schedule of right-of-use asset (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Right-of-use Asset And Lease Liability
Beginning balance, Cost	$ 1,134,984	$ 1,177,721
Translation adjustment	(28,716)	(42,737)
Derecgnition of asset	(139,723)
Ending balance, Cost	966,545	1,134,984
Beginning balance, Accumulated Depreciation	306,310	217,344
Depreciation	187,048	134,508
Translation adjustment	(2,639)	(45,542)
Deregnition of asset	(54,337)
Ending balance, Accumulated Depreciation	436,382	306,310
Right-of-use asset	$ 530,163	$ 828,674